SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues		$ 87,671	$ 75,372	$ 62,109
Expenses
Interest expense		278	279	268
Total expenses		73,448	64,659	57,205
Income before income taxes		14,223	10,713	4,904
Benefit for income taxes		(2,915)	(2,233)	(1,001)
Net income		11,308	8,480	3,903
Other comprehensive income (loss)		1,526	193	1,186
Comprehensive income (loss)		12,834	8,673	5,089
Parent Company
Revenues
Dividends from subsidiaries		10,151	3,667	399
Undistributed income from subsidiaries		1,222	4,947	3,572
Equity in net income of subsidiaries		11,373	8,614	3,971
Intercompany investment income		166	149	205
Total revenues		11,539	8,763	4,176
Expenses
Interest expense		280	280	270
Deferred compensation	[1]	18	54	20
Other operating costs and expenses		8	8	8
Total expenses		306	342	298
Income before income taxes		11,233	8,421	3,878
Benefit for income taxes		75	59	25
Net income		11,308	8,480	3,903
Other comprehensive income (loss)		1,526	193	1,186
Comprehensive income (loss)		$ 12,834	$ 8,673	$ 5,089

[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.